Fair Value Measurements Fair Value Measurements (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ (43,000)		$ (54,800)
Finite-lived Intangible Assets, Fair Value Disclosure			537
Impairment of real estate assets	5,000	$ 0	2,423	$ 87,393	$ 40,782
Change in fair value of earn-out liability and derivatives	16,000	$ (10,000)	$ (10,000)	(7,500)	$ 2,393
Nonrecurring Fair Value Measurement Discount Rate			19.00%
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability	(38,000)		$ (22,000)	(32,000)
Fair Value, Measurements, Recurring | Interest Rate Swap | Designated as Hedging Instrument | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets			0	2,728
Derivative liability	(42,970)		(54,759)	(20,974)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate assets in continuing operations	$ 7,150		19,350	280,593
Operating Lease, Impairment Loss			537
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure			$ 0	$ 4,401
Maximum | Phillips Edison Limited Partnership | OP Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OP units issued, shares	1.7		1.7
Minimum | Phillips Edison Limited Partnership | OP Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OP units issued, shares	0.3		1.0
Corporate intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 7,800